Management of Financial Risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
DisclosureOfDeferredRoyaltyPaymentsLineItems [Line Items]
Basic office lease	$ 76		$ 123
Advance royalty payments		$ 285		$ 320
Less than 1 Year
DisclosureOfDeferredRoyaltyPaymentsLineItems [Line Items]
Basic office lease	48		47
Advance royalty payments		35		35
1 - 3 Years
DisclosureOfDeferredRoyaltyPaymentsLineItems [Line Items]
Basic office lease	28		76
Advance royalty payments		105		105
3 - 5 Years
DisclosureOfDeferredRoyaltyPaymentsLineItems [Line Items]
Basic office lease	0		0
Advance royalty payments		105		105
After 5 Years
DisclosureOfDeferredRoyaltyPaymentsLineItems [Line Items]
Basic office lease	$ 0		$ 0
Advance royalty payments		$ 40		$ 75